Basis of Presentation - Additional Information (Detail) (USD $)	0 Months Ended
	Oct. 03, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Reverse stock split ratio	0.17
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001